Deferred income tax assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Cumulative net operating losses	$ 3,073,840	$ 2,991,142
Less valuation allowance	(3,073,840)	(2,991,142)
Net deferred tax assets	$ 0	$ 0